Consolidated Statements of Other Comprehensive income Statement - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net (loss) income	$ (127,711)	$ (220,839)	$ 15,995
Unrealized loss	(7,763)	(23,323)	0
Reclassification of loss to net income	10,050	23,323	0
Other comprehensive income	2,287	0	0
Comprehensive (loss) income	$ (125,424)	$ (220,839)	$ 15,995